Cover	12 Months Ended
Dec. 31, 2025
Entity Addresses [Line Items]
Document Type	F-1
Amendment Flag	false
Entity Registrant Name	Veraxa Biotech Holding AG
Entity Central Index Key	0002079109
Entity Incorporation, State or Country Code	V8
Entity Address, Address Line One	Talacker 35
Entity Address, Address Line Two	8001 Zurich
Entity Address, City or Town	Switzerland
Entity Address, Postal Zip Code	00000
City Area Code	+41
Local Phone Number	44 385 84 50
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
Country Region	1
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc.